Steward International Enhanced Index Fund
STEWARD INTERNATIONAL ENHANCED INDEX FUND
Investment Objective:
Long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Steward International Enhanced Index Fund - USD ($)	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	none	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Maximum account fee	none	none	none	none

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Steward International Enhanced Index Fund		Class A	Class C	Class R6	Institutional Class
Management fees	[1]	0.37%	0.37%	0.37%	0.37%
Distribution (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[2]	0.41%	0.36%	0.26%	0.36%
Total annual Fund operating expenses		1.03%	1.73%	0.63%	0.73%
[1]	"Management fees" are restated to reflect the Fund's new management fee rate effective August 1, 2019.
[2]	"Other expenses" are restated to reflect the Fund's new administration fee rate effective August 1, 2019. For Class C and Class R6 shares "Other expenses" are based on estimated amounts for the current fiscal year.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Steward International Enhanced Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	105	328	569	1,259
Class C	276	545	939	2,041
Class R6	64	202	351	786
Institutional Class	75	233	406	906

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Steward International Enhanced Index Fund | Class C | USD ($)	176	545	939	2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry, and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are recognized as being involved with the production of mature content or certain life ethics issues, and companies that are recognized as being materially involved with the production and distribution of alcohol, gambling, or the production of tobacco products.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s primary benchmark.* The Fund’s primary benchmark index is a blend of widely recognized broad-based indexes representing both developed and emerging non-U.S. markets and is the same index identified in the Average Annual Total Returns table below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund’s total assets will be in investments in the form of depositary receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States.* These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. Fund investments may also include other investment companies and real estate investment trusts. If a material misweighting develops, the portfolio managers will rebalance the portfolio in an attempt to match the characteristics of a blend of the primary benchmark and varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

Values-based Investing.  The Fund uses its best efforts to avoid investing in companies that are involved with the production of mature content or certain life ethics issues (i.e., embryonic and fetal stem cell research, abortion, and the production of drugs or products marketed with the primary intent to end pregnancy), and companies that are materially involved with the production or distribution of alcohol, gambling, or the production of tobacco products; although the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies. For purposes of these restrictions, material involvement is generally construed to mean that a company derives 10% or more of its revenues from the screened activities.

Principal Risks of Investing in the Fund
Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers’ expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid-Cap Companies,” below)
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*	The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Risks of investing in the Fund include:

• Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

• Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

• Foreign Securities – Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

• Emerging Market Securities – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

• Market Disruption and Geopolitical Risk – The Fund is subject to the risk that geopolitical events (e.g., war, terrorism, trade disputes, and governmental changes), including the anticipated withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China, will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and other geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• Depositary Receipts (“DRs”) – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.

• Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in the form of U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

• Security Selection and Market Risk – Particular stocks selected for the Fund may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

• Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

• Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

• Securities of Small- and Mid-Cap Companies – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

• Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

• Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

• Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

• Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compares with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Class C and Class R6 shares are new classes of shares and therefore do not have a full calendar year of performance available. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter, 2nd Quarter 2009	26.12%
Worst Quarter, 3rd Quarter 2011	-20.52%
Year-To-Date Return, 2nd Quarter 2019	13.15%

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2018
Average Annual Total Returns - Steward International Enhanced Index Fund	Label	1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	(13.15%)	(0.54%)	4.51%
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	(13.54%)	(1.07%)	4.02%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(7.33%)	(0.29%)	3.72%
Class A	Return Before Taxes	(13.39%)	(0.86%)	4.16%
S&P ADR Index (reflects no deduction for fees, expenses or taxes)	S&P ADR Index (reflects no deduction for fees, expenses or taxes)	(12.76%)	(0.22%)	5.71%